Accumulated other comprehensive income (loss) - Schedule of Accumulated Other Comprehensive Income (loss) (Detail) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning Balance	CAD 2,291,864	CAD 1,836,388
Other comprehensive (loss) income, net of tax	(38,636)	312,698
Ending Balance	2,485,921	2,291,864
Foreign currency cumulative translation
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning Balance	261,357	32,496
OCI (loss) before reclassifications	(61,029)	228,861
Amounts reclassified	0	0
Other comprehensive (loss) income, net of tax	(61,029)	228,861
Ending Balance	200,328	261,357
Unrealized gain on cash flow hedges
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning Balance	39,329	23,164
OCI (loss) before reclassifications	34,308	21,896
Amounts reclassified	(7,554)	(5,731)
Other comprehensive (loss) income, net of tax	26,754	16,165
Ending Balance	66,083	39,329
Net change on available-for-sale investments
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning Balance	(72)	1
OCI (loss) before reclassifications	213	(73)
Amounts reclassified	0	0
Other comprehensive (loss) income, net of tax	213	(73)
Ending Balance	141	(72)
Pension and post-employment actuarial changes
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning Balance	(13,877)	(21,448)
OCI (loss) before reclassifications	1,648	6,487
Amounts reclassified	604	1,084
Other comprehensive (loss) income, net of tax	2,252	7,571
Ending Balance	(11,625)	(13,877)
Accumulated OCI
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning Balance	286,737	34,213
OCI (loss) before reclassifications	(24,860)	257,171
Amounts reclassified	(6,950)	(4,647)
Other comprehensive (loss) income, net of tax	(31,810)	252,524
Ending Balance	CAD 254,927	CAD 286,737